UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/28/13

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forester Capital Management
Address: 100 Field Drive, Ste 330
         Lake Forest, IL 60045

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas H Forester
Title:     President
Phone:     (224) 544-5123

Signature, Place, and Date of Signing:

          Lake Forest, IL May 9, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     53

Form13F Information Table Value Total: $    140,750,355.22

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority

3M CO	                              Common Stock      88579Y101   4,987,108.41	 46,911	      SOLE	    NONE      SOLE
AGNICO EAGLE MINES LTD                Common Stock	008474108     116,143.20	  2,830	      SOLE	    NONE      SOLE
ALLSTATE CORP	                      Common Stock	020002101   3,558,065.70	 72,510	      SOLE	    NONE      SOLE
ALTRIA GROUP INC	              Common Stock	02209S103   6,233,015.55	181,245	      SOLE	    NONE      SOLE
AMERICAN ELECTRIC POWER	              Common Stock	025537101   5,736,978.36	117,972	      SOLE	    NONE      SOLE
AMGEN INC	                      Common Stock	031162100   5,968,132.20	 58,220	      SOLE	    NONE      SOLE
AON PLC	                              Common Stock	G0408V102   2,674,942.50	 43,495	      SOLE	    NONE      SOLE
ASTRAZENECA PLC-SPONS ADR	      Common Stock	046353108     380,097.90	  7,605	      SOLE	    NONE      SOLE
AT&T INC	                      Common Stock	00206R102   2,771,635.98	 75,542	      SOLE	    NONE      SOLE
AUTOZONE INC	                      Common Stock	053332102   5,374,646.42	 13,546	      SOLE	    NONE      SOLE
CHEVRON CORP	                      Common Stock	166764100   5,934,346.08	 49,944	      SOLE	    NONE      SOLE
CVS CAREMARK CORP	              Common Stock	126650100   6,163,279.20	112,080	      SOLE	    NONE      SOLE
DIAGEO PLC-SPONSORED ADR	      Common Stock	25243Q205     510,910.40	  4,060	      SOLE	    NONE      SOLE
DR PEPPER SNAPPLE GROUP INC           Common Stock	26138E109      19,249.50	    410	      SOLE	    NONE      SOLE
ELI LILLY & CO	                      Common Stock	532457108   2,369,051.64	 41,716	      SOLE	    NONE      SOLE
EXXON MOBIL CORP	              Common Stock	30231G102   5,654,452.24	 62,751	      SOLE	    NONE      SOLE
FOMENTO ECONOMICO MEX-SP ADR	      Common Stock	344419106     538,557.50	  4,745	      SOLE	    NONE      SOLE
GENERAL MILLS INC	              Common Stock	370334104   3,163,729.60	 64,160       SOLE	    NONE      SOLE
HONEYWELL INTERNATIONAL INC	      Common Stock	438516106   3,809,394.60	 50,556	      SOLE	    NONE      SOLE
HSBC HOLDINGS PLC-SPONS ADR	      Common Stock	404280406     231,228.90	  4,335	      SOLE	    NONE      SOLE
IMPERIAL TOBACCO GROUP-ADR	      Common Stock	453142101     356,650.00	  5,095	      SOLE	    NONE      SOLE
INTL BUSINESS MACHINES CORP           Common Stock	459200101   5,194,281.60 	 24,352       SOLE	    NONE      SOLE
JOHNSON & JOHNSON	              Common Stock	478160104   6,242,425.98	 76,566       SOLE	    NONE      SOLE
KIMBERLY-CLARK CORP	              Common Stock	494368103     692,816.58	  7,071	      SOLE	    NONE      SOLE
KROGER CO	                      Common Stock	501044101   6,643,642.08	200,472       SOLE	    NONE      SOLE
MARATHON OIL CORP	              Common Stock	565849106   2,512,140.00	 74,500	      SOLE	    NONE      SOLE
MERCK & CO. INC.                      Common Stock	58933Y105   4,530,809.40	102,507	      SOLE	    NONE      SOLE
MICROSOFT CORP	                      Common Stock	594918104   6,088,774.49	212,857	      SOLE	    NONE      SOLE
MYLAN INC	                      Common Stock	628530107   1,000,540.03	 34,555	      SOLE	    NONE      SOLE
NATIONAL GRID PLC-SP ADR	      Common Stock	636274300     408,390.40	  7,040	      SOLE	    NONE      SOLE
NEWMONT MINING CORP	              Common Stock	651639106   2,028,523.25	 48,425	      SOLE	    NONE      SOLE
NIPPON TELEGRAPH & TELE-ADR	      Common Stock	654624105     322,078.10	 14,815	      SOLE	    NONE      SOLE
NOKIA CORP-SPON ADR	              Common Stock	654902204      97,432.40	 29,705	      SOLE	    NONE      SOLE
NOVARTIS AG-ADR	                      Common Stock	66987V109     494,761.80	  6,945	      SOLE	    NONE      SOLE
ORACLE CORP	                      Common Stock	68389X105   2,767,609.65	 85,605       SOLE	    NONE      SOLE
PANASONIC CORP-SPON ADR               Common Stock	69832A205     165,071.60	 22,520	      SOLE	    NONE      SOLE
PFIZER INC	                      Common Stock	717081103   5,643,313.26	195,541	      SOLE	    NONE      SOLE
PRUDENTIAL PLC-ADR                    Common Stock	74435K204     201,764.60	  6,235	      SOLE	    NONE      SOLE
ROYAL DUTCH SHELL PLC-ADR	      Common Stock	780259206     335,248.20	  5,145       SOLE	    NONE      SOLE
SAP AG-SPONSORED ADR	              Common Stock	803054204     339,476.10	  4,215       SOLE	    NONE      SOLE
SIEMENS AG-SPONS ADR	              Common Stock	826197501     301,301.00	  2,795	      SOLE	    NONE      SOLE
STATOIL ASA-SPON ADR                  Common Stock	85771P102     180,587.70	  7,335	      SOLE	    NONE      SOLE
TARGET CORP	                      Common Stock	87612E106   5,440,816.70	 79,486	      SOLE	    NONE      SOLE
TEVA PHARMACEUTICAL-SP ADR	      Common Stock	881624209     258,713.60	  6,520	      SOLE	    NONE      SOLE
TORONTO-DOMINION BANK                 Common Stock	891160509     139,060.90	  1,670	      SOLE	    NONE      SOLE
TRAVELERS COS INC/THE	              Common Stock	89417E109   6,456,278.53	 76,687	      SOLE	    NONE      SOLE
UNILEVER PLC-SPONSORED ADR	      Common Stock	904767704     524,620.80	 12,420	      SOLE	    NONE      SOLE
UNITEDHEALTH GROUP INC         	      Common Stock	91324P102   4,944,145.41	 86,421	      SOLE	    NONE      SOLE
US BANCORP	                      Common Stock	902973304   5,121,558.66	150,945       SOLE	    NONE      SOLE
VF CORP	                              Common Stock	918204108   4,111,384.75	 24,509	      SOLE	    NONE      SOLE
VODAFONE GROUP PLC-SP ADR	      Common Stock	92857W209     277,894.00	  9,785	      SOLE	    NONE      SOLE
WAL-MART STORES INC	              Common Stock	931142103     686,640.08	  9,176	      SOLE	    NONE      SOLE
WILLIAMS COS INC	              Common Stock	969457100      46,637.70	  1,245	      SOLE	    NONE      SOLE


